Debt and Capital Structure - Summary of Net Debt to Adjusted Funds Flow (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Net Debt	$ 4,614	$ 5,060
Cash From (Used in) Operating Activities	9,235	7,388
Settlement of Decommissioning Liabilities	(234)	(222)
Net Change in Non-Cash Working Capital	1,305	(1,193)
Adjusted Funds Flow	$ 8,164	$ 8,803
Net Debt to Adjusted Funds Flow (times)	60.00%	60.00%